Description of Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands	Sep. 29, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Exchange ratio	0.8149
Common stock, par value (in usd per share) | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001
Net poceeds from transactions	$ 278,300
Sale of stock, purchase price	$ 155,000
Accumulated deficit		$ 229,867	$ 122,776